Earnings Per Share - Computation of Basic EPS and Diluted EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic:
Net income attributable to CNH Industrial		$ 253	$ 710	$ 677
Weighted average common shares outstanding—basic		1,361	1,354	1,255
Basic earnings per share		$ 0.19	$ 0.52	$ 0.54
Diluted:
Net income attributable to CNH Industrial		$ 253	$ 710	$ 677
Weighted average common shares outstanding—basic		1,361	1,354	1,255
Effect of dilutive securities (when dilutive):
Stock compensation plans	[1]	2	6	2
Weighted average common shares outstanding—diluted		1,363	1,360	1,257
Diluted earnings per share		$ 0.19	$ 0.52	$ 0.54

[1]	For the twelve months ended December 31, 2015, there were no shares outstanding excluded from the calculation of diluted earnings per share due to anti-dilutive impact.